Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables
Schedule of Trade and other receivables

	2019	2018
	$	$

Trade receivables	2,588,470	1,791,688
Interest receivable	32,287	55,730
Tax receivables	1,108,340	565,832
Other receivables	329,039	272,862
Total trade and other receivables	4,058,136	2,686,112